United States
                   Securities and Exchange Commission
                        Washington, D.C.  205490

                                Form 13F

                          From 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 29, 2000


Check here if Amendment []; Amendment Number ____

  This Amendment (Check only one.):[] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:     Baxter Financial Corporation
Address:  1200 North Federal Highway, Suite 424
          Boca Raton, FL  33432

Form 13F File Number:   28-2480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ronald F. Rohe
Title:       Chief Operating Officer
Phone:       561-395-2155

Signature, Place, and Date of Signing:



/s/Ronald F. Rohe		     Boca Raton, FL          October 6, 2000
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $  61,687
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Form 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
--------------      --------------  --------- ---------  --------------------  ---------- ----------  ----------
 NAME OF ISSUER      TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
                                               (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
Allete                              018522102    1,549      70,000  SH         SOLE                  70,000
Allstate Corp                       020002101      222        6,396  SH         SOLE                   6,396
American Express                    025816109    1,823      30,000  SH         SOLE                  30,000
American Int'l                      026874107    2,871      30,000  SH         SOLE                  30,000
Anixter Int'l                       035290105    2,184      75,000  SH         SOLE                  75,000
AT&T Liberty Media                  001957208      180      10,000  SH         SOLE                  10,000
Bank One Corp                       06423A103    4,249     110,000  SH         SOLE                 110,000
Comcast                SL CL A      200300200    7,369     180,000  SH         SOLE                 180,000
Cornerstone Propane                 218916104      223      15,000  SH         SOLE                  15,000
Costco Wholsale                     22160K105    2,096      60,000  SH         SOLE                  60,000
Exxon Mobile                        30231G102      269       3,020  SH         SOLE                   3,020
Federal Nat'l Mtg                   313586109    7,865     110,000  SH         SOLE                 110,000
Fidelity Federal                    316047109      205      10,000  SH         SOLE                  10,000
Fortune Financial                   34965T108       44      16,000  SH         SOLE                  16,000
Great Lakes Chemical                390568103    4,456     152,000  SH         SOLE                 152,000
Hawaiian Electric                   419870100    1,221      35,000  SH         SOLE                  35,000
Home Depot                          437076102    1,592      30,000  SH         SOLE                  30,000
Ibis Tech Corp                      450909106      897      24,700  SH         SOLE                  24,700
Microsoft Corp                      594918104      905      15,000  SH         SOLE                  15,000
NAHC, Inc.                          62874P107        0      10,000  SH         SOLE                  10,000
OGE Energy                          670837103    1,279      60,000  SH         SOLE                  60,000
PNC Bancorp                         693475105    7,475     115,000  SH         SOLE                 115,000
RailAmerica                         750753105      273      35,000  SH         SOLE                  35,000
Reliant Energy                      75952J108    1,395      30,000  SH         SOLE                  30,000
Southern Union                      844030106      259      13,064  SH         SOLE                  13,064
The Southern Company                842587107    3,244     100,000  SH         SOLE                 100,000
United Dominion Rlty                910197102      125      11,500  SH         SOLE                  11,500
Vodafone                            92857T107      315       8,505  SH         SOLE                   8,505
Washington Post        CL B         939640108    2,112       4,000  SH         SOLE                   4,000
Xcel Energy                         98389B100    4,990     181,472  SH         SOLE                 181,472